FINANCE LEASES - Right-of-Use Finance Lease Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change In Right-Of-Use Finance Lease Assets [Roll Forward]
Vessel under capital leases, beginning balance	$ 68,643	$ 83,589
Additions	0	16,281
Depreciation	(14,987)	(14,946)
Impairment	0	0
Disposal	0	(16,281)
Vessel under capital leases, ending balance	$ 53,656	$ 68,643